Intangible Assets - Summary of Composition of Intangible Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	R$ 11,156	R$ 10,820	R$ 10,275	R$ 3,379
Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	10	10	10	12
Service concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	8	9	9	24
Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	10,435	9,248	8,967	2,223
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	17	18	14	17
Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	10,470	9,285	R$ 9,000	R$ 2,276
Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	686	1,535
Gross Carrying Amount [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	18,636	17,931
Gross Carrying Amount [member] | Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	12	12
Gross Carrying Amount [member] | Service concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	19	19
Gross Carrying Amount [member] | Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	17,837	16,288
Gross Carrying Amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	82	77
Gross Carrying Amount [member] | Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	17,950	16,396
Gross Carrying Amount [member] | Intangible assets in progress [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	686	1,535
Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	7,480	7,111
Accumulated Depreciation and Amortisation [member] | Temporary Easements Intangible Assets [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	2	2
Accumulated Depreciation and Amortisation [member] | Service concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	11	10
Accumulated Depreciation and Amortisation [member] | Assets of Concession [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	7,402	7,040
Accumulated Depreciation and Amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	65	59
Accumulated Depreciation and Amortisation [member] | Useful life defined intangible asset [member]
Disclosure of detailed information about intangible assets [line items]
Accumulated amortization	R$ 7,480	R$ 7,111